INTERBANK DEPOSITS AND REPURCHASE AGREEMENTS AND OTHER SIMILAR SECURED BORROWING - Money market transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interbank Deposits
Interbank liabilities	$ 886,405	$ 762,574
Total interbank	886,405	762,574
Repurchase agreements and other similar secured borrowing
Short selling operations	276,242	128,257
Temporary transfer of securities	487,083	2,087,906
Total Repurchase agreements and other similar secured borrowing	763,325	2,216,163
Total money market transactions	$ 1,649,730	$ 2,978,737
Repo liabilities
Repurchase agreements and other similar secured borrowing
Debt instrument maturity	30 days